Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2016	Feb. 11, 2016	Feb. 10, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term debt unamortized discount	$ 127,974	$ 0
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	5,000,053	5,000,053
Ordinary shares, shares outstanding	5,000,053	5,000,053
Predecessor
Long-term debt unamortized discount			$ 0	$ 0	$ 8,074
Ordinary shares, par value			$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares authorized			50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued			1,000	1,000	1,000
Ordinary shares, shares outstanding			1,000	1,000	1,000